SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)	6 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 HKD ($) $ / shares shares
Loss per share:-
Net loss attributable to ordinary shareholders	$ (2,224,878)	$ (17,354,044)	$ (225,205)	$ (1,756,610)
Weighted average ordinary shares outstanding - Basic	11,695,407	11,695,407	7,127,516	7,127,516
Weighted average ordinary shares outstanding - Diluted	15,295,407	15,295,407
Net loss per share - Basic | (per share)	$ (0.19)	$ (1.48)		$ (0.25)
Net loss per share - Diluted | (per share)	$ (0.19)	$ (1.48)		$ (0.25)